Cover	3 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	Youlife Group Inc.
Entity Central Index Key	0002028177
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room C431
Entity Address, Address Line Two	Changjiang Software Park
Entity Address, Address Line Three	No.180 South Changjiang Road
Entity Address, City or Town	Baoshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	201900
City Area Code	+86 21
Local Phone Number	6173-6744
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false